Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Scenario II
Derivative financial instruments.
Percentage of deterioration of risk variables	25.00%
Scenario III
Derivative financial instruments.
Percentage of deterioration of risk variables	50.00%
CDI vs US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	$ (461)	$ (473)
CDI vs US$ fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	(105)
CDI vs US$ fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	(64)
CDI vs US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	(292)
CDI vs US$ fixed rate swap | R$ depreciation
Derivative financial instruments.
Fair value of liabilities	(461)
CDI vs US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(945)
CDI vs US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(1,429)
CDI vs US$ fixed rate swap | US$ interest rate inside Brazil decrease
Derivative financial instruments.
Fair value of liabilities	(461)
CDI vs US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(493)
CDI vs US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(526)
CDI vs US$ fixed rate swap | Brazilian interest rate increase
Derivative financial instruments.
Fair value of liabilities	(461)
CDI vs US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(497)
CDI vs US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(534)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(130)	(163)
TJLP vs. US$ fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	(46)
TJLP vs. US$ fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	(13)
TJLP vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	(71)
TJLP vs. US$ fixed rate swap | R$ depreciation
Derivative financial instruments.
Fair value of liabilities	(129)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(204)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(279)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease
Derivative financial instruments.
Fair value of liabilities	(129)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(132)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(136)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase
Derivative financial instruments.
Fair value of liabilities	(129)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(139)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(147)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease
Derivative financial instruments.
Fair value of liabilities	(129)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(135)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(140)
RD fixed rate vs. USD fixed rate swap
Derivative financial instruments.
Fair value of liabilities	62	(111)
RD fixed rate vs. USD fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	(51)
RD fixed rate vs. USD fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	(6)
RD fixed rate vs. USD fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	(5)
RD fixed rate vs. USD fixed rate swap | R$ depreciation
Derivative financial instruments.
Fair value of liabilities	(63)
RD fixed rate vs. USD fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(324)
RD fixed rate vs. USD fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(585)
RD fixed rate vs. USD fixed rate swap | US$ interest rate inside Brazil decrease
Derivative financial instruments.
Fair value of liabilities	(63)
RD fixed rate vs. USD fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(73)
RD fixed rate vs. USD fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(83)
RD fixed rate vs. USD fixed rate swap | Brazilian interest rate increase
Derivative financial instruments.
Fair value of liabilities	(63)
RD fixed rate vs. USD fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(103)
RD fixed rate vs. USD fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(139)
IPCA vs. USD fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(118)	(173)
IPCA vs. USD fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	(5)
IPCA vs. USD fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	(13)
IPCA vs. USD fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	(100)
IPCA vs. USD fixed rate swap | R$ depreciation
Derivative financial instruments.
Fair value of liabilities	(118)
IPCA vs. USD fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(216)
IPCA vs. USD fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(315)
IPCA vs. USD fixed rate swap | US$ interest rate inside Brazil decrease
Derivative financial instruments.
Fair value of liabilities	(118)
IPCA vs. USD fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(124)
IPCA vs. USD fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(132)
IPCA vs. USD fixed rate swap | Brazilian interest rate increase
Derivative financial instruments.
Fair value of liabilities	(118)
IPCA vs. USD fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(135)
IPCA vs. USD fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(153)
IPCA vs. USD fixed rate swap | IPCA index decrease
Derivative financial instruments.
Fair value of liabilities	(118)
IPCA vs. USD fixed rate swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(127)
IPCA vs. USD fixed rate swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(136)
IPCA vs CDI swap | Brazilian interest rate increase
Derivative financial instruments.
Fair value of assets	41
IPCA vs CDI swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	39
IPCA vs CDI swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	36
IPCA vs CDI swap | IPCA index decrease
Derivative financial instruments.
Fair value of assets	41
IPCA vs CDI swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of assets	40
IPCA vs CDI swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of assets	38
US$ floating rate vs. US$ fixed rate swap | USD Libor decrease
Derivative financial instruments.
Fair value of liabilities	11
US$ floating rate vs. US$ fixed rate swap | USD Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	3
US$ floating rate vs. US$ fixed rate swap | USD Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(5)
Protected item: Libor US$ indexed debt | USD Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(3)
Protected item: Libor US$ indexed debt | USD Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	5
NDF | R$ depreciation
Derivative financial instruments.
Fair value of liabilities	(4)
NDF | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(245)
NDF | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(487)
NDF | US$ interest rate inside Brazil decrease
Derivative financial instruments.
Fair value of liabilities	(4)
NDF | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(11)
NDF | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(17)
NDF | Brazilian interest rate increase
Derivative financial instruments.
Fair value of assets	(4)
NDF | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	(29)
NDF | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	(52)
IPCA vs CDI swap: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(40)
IPCA vs CDI swap: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(38)
EUR fixed rate vs. USD fixed rate swap
Derivative financial instruments.
Fair value of liabilities	11	$ (7)
EUR fixed rate vs. USD fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	1
EUR fixed rate vs. USD fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	8
EUR fixed rate vs. USD fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	2
Bunker Oil protection - Forwards and options | Bunker Oil price decrease
Derivative financial instruments.
Fair value of liabilities	5
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(4)
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(14)
Protected item: Part of costs linked to bunker oil prices | Bunker Oil price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	4
Protected item: Part of costs linked to bunker oil prices | Bunker Oil price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	14
Maritime Freight protection - Forwards | Freight price decrease
Derivative financial instruments.
Fair value of assets	1
Maritime Freight protection - Forwards | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(1)
Maritime Freight protection - Forwards | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(3)
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	1
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	3
Nickel sales fixed price protection - Forwards | Nickel price decrease
Derivative financial instruments.
Fair value of liabilities	1
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(2)
Nickel Revenue Hedging Program - Option | Nickel price increase
Derivative financial instruments.
Fair value of liabilities	(26)
Nickel Revenue Hedging Program - Option | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(233)
Nickel Revenue Hedging Program - Option | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(440)
Protected item: Part of nickel revenues with fixed prices | Nickel price fluctuation | Scenario II
Derivative financial instruments.
Fair value of assets	2
Palladium Revenue Hedging Program - Options | Palladium price increase
Derivative financial instruments.
Fair value of assets	25
Palladium Revenue Hedging Program - Options | Palladium price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	10
Palladium Revenue Hedging Program - Options | Palladium price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(2)
Protected item: Part of palladium future revenues | Palladium price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(10)
Protected item: Part of palladium future revenues | Palladium price increase | Scenario II
Derivative financial instruments.
Fair value of assets	2
Option - SPCs | Iron ore price decrease
Derivative financial instruments.
Fair value of assets	13
Option - SPCs | Iron ore price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	3
Embedded derivatives-Raw material purchase (nickel) | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of assets	(1)
Embedded derivatives-Raw material purchase (nickel) | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(22)
Embedded derivatives-Raw material purchase (nickel) | Nickel price increase | Scenario III
Derivative financial instruments.
Fair value of liabilities	(44)
Embedded derivatives-Raw material purchase (copper) | Copper price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(4)
Embedded derivatives-Raw material purchase (copper) | Copper price increase | Scenario III
Derivative financial instruments.
Fair value of liabilities	(8)
Embedded derivatives-Gas purchase | Pellet price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(1)
Embedded derivatives-Gas purchase | Pellet price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(2)
Embedded derivatives-Gas purchase | Pellet price increase | Scenario III
Derivative financial instruments.
Fair value of liabilities	(3)
Hedge Program for Products Acquisition for Resale Forwards [Member] | Nickel price increase
Derivative financial instruments.
Fair value of liabilities	(1)
Hedge Program for Products Acquisition for Resale Forwards [Member] | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(5)
Hedge Program for Products Acquisition for Resale Forwards [Member] | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(11)
Hedge Program for Products Acquisition for Resale Protected Item [Member] | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of assets	5
Hedge Program for Products Acquisition for Resale Protected Item [Member] | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of assets	11
Nickel Revenue Hedging Program Protected item Part of nickel revenues with fixed sales prices | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of assets	233
Nickel Revenue Hedging Program Protected item Part of nickel revenues with fixed sales prices | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of assets	$ 440